DEBT AND CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Short Term Borrowings From Commercial Paper
Short-term debt
Short term variable rate borrowings from commercial paper	$ 87	$ 0
Weighted average interest rate	0.40%
Uncommitted lines of credit
Short-term debt
Uncommitted lines of credit	316
Short term borrowings outstanding	$ 111.6	$ 73.9
Weighted average interest rate	9.40%	11.20%